GENERAL (Narrative) (Details) ₪ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 11, 2025 ILS (₪) ₪ / shares shares	Dec. 11, 2025 USD ($)	Mar. 11, 2025 ILS (₪) ₪ / shares shares	Mar. 11, 2025 USD ($)	Mar. 12, 2024 USD ($) shares	Mar. 12, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Proceeds from issue of ordinary shares							$ 0	$ 62,686	$ 0
Share issue related cost								$ 63,191
Initial Public Offering [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Number of ordinary shares issued and sold | shares	518,381		486,291		2,600,000	2,600,000
Proceeds from issue of ordinary shares						$ 62,700
Share issue related cost					$ 506
Net proceeds from issue of ordinary shares	₪ 558,000,000	$ 173,900	₪ 485,000,000	$ 133,000
Initial Public Offering [Member] | Non Linked Debentures And Three Warrants [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Proceeds from issue of ordinary shares	565,500,000	$ 176,000	496,500,000	$ 137,100
Principal amount in each units | ₪	₪ 1,000		₪ 1,000
Par value per share | ₪ / shares	₪ 1,091		₪ 1,021
Debentures , interest rate			5.90%
Debentures , maturity			maturing on September 30, 2030, with principal repayments in four unequal annual installments from 2027 to 2030	maturing on September 30, 2030, with principal repayments in four unequal annual installments from 2027 to 2030